Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

January 8, 2007

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Heritage Capital Appreciation Trust (the “Trust”)
File Nos. 2-98634 and 811-4338

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus for the Class A, B and C shares of the Trust (“Prospectus”) and the Statement of Additional Information (“SAI”) used with respect to the Trust does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 32 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9422.

Very truly yours,

/s/ Arun Murthy
Arun Murthy

cc:	Mathew J. Calabro
Heritage Asset Management, Inc.